SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
General Information and Statement of IFRS Compliance [Abstract]
Summary of contributions by reportable segments
Reported contributions were as follows:

	2025[1]	2024[1]	2023
	£m	£m	£m
Revenue[2]
Global Integrated Agencies	11,956	12,661	12,532
Public Relations	705	1,156	1,262
Specialist Agencies	889	924	1,051
	13,550	14,741	14,845
Revenue less pass-through costs[2,3]
Global Integrated Agencies	8,740	9,452	9,751
Public Relations	667	1,089	1,180
Specialist Agencies	769	818	929

Headline operating profit[2,4]
Global Integrated Agencies	1,165	1,491	1,480
Public Relations	102	166	191
Specialist Agencies	54	50	79
	1,321	1,707	1,750

Adjusting items within IFRS operating profit[4]	(939)	(382)	(1,219)
Financing items[5]	(290)	(330)	(255)
Earnings from associates	39	36	70
Reported profit before tax	131	1,031	346
Notes
[1]During the year ended 31 December 2025, the Group reallocated a number of businesses between Global Integrated Agencies and Specialist Agencies, therefore changing the composition of reportable segments reported to the Group’s Chief Operating Decision Maker. As required by IFRS 8, the 2024 comparatives have been re-presented. The impact of this change to the composition of reportable segments for the year ended 31 December 2025 for Global Integrated Agencies is a £108 million increase in revenue, £80 million increase in revenue less pass-through costs and a £6 million increase in headline operating profit, with a corresponding decrease in Specialist Agencies. The impact of this change to the composition of reportable segments for the year ended 31 December 2024 for Global Integrated Agencies is a £99 million increase in revenue, £68 million increase in revenue less pass-through costs and a £9 million increase in headline operating profit, with a corresponding decrease in Specialist Agencies
[2]Intersegment transactions have not been separately disclosed as they are not material
[3]Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients. This includes the cost of media where the Group is buying digital media for its own account on a transparent opt-in basis and, as a result, the subsequent media pass-through costs have to be accounted for as revenue, as well as billings. See note 3 to the consolidated financial statements for more details of these pass-through costs
[4]Headline operating profit is defined on page 12. A reconciliation from reported profit before tax to headline operating profit is provided in note 29
[5]Financing items include finance and investment income, finance costs and revaluation and retranslation of financial instruments

Other information	Staff costs	Depreciation and amortisation[2]	Goodwill impairment[3]
	£m	£m	£m
2025[1]
Global Integrated Agencies	6,024	335	574
Public Relations	474	17	1
Specialist Agencies	585	34	66
	7,083	386	641
2024[1]
Global Integrated Agencies	6,401	331	158
Public Relations	761	35	12
Specialist Agencies	599	35	67
	7,761	401	237
2023
Global Integrated Agencies	6,491	361	40
Public Relations	821	40	—
Specialist Agencies	825	46	23
	8,137	447	63

Notes
[1]During the year ended 31 December 2025, the Group reallocated a number of businesses between Global Integrated Agencies and Specialist Agencies, therefore changing the composition of reportable segments reported to the Group’s Chief Operating Decision Maker. As required by IFRS 8, the 2024 comparatives have been re-presented. The impact of this change to the composition of reportable segments for the year ended 31 December 2025 for Global Integrated Agencies is a £81 million increase in staff costs, £3 million increase in depreciation and amortisation and no impact on goodwill impairment, with a corresponding decrease in Specialist Agencies. The impact of this change to the composition of reportable segments for the year ended 31 December 2024 for Global Integrated Agencies is a £71 million increase in staff costs, a £4 million increase in depreciation and amortisation and no impact on goodwill impairment, with a corresponding decrease in Specialist Agencies
[2]Depreciation of property, plant and equipment, depreciation of right-of-use assets and amortisation of other intangible assets
[3]Goodwill impairment is excluded from headline earnings

Summary of contributions by geographical area
Contributions by geographical area were as follows:

	2025	2024	2023
	£m	£m	£m
Revenue[1]
North America[2]	4,966	5,567	5,528
United Kingdom	2,055	2,185	2,155
Western Continental Europe	2,891	3,013	3,037
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	3,638	3,976	4,125
	13,550	14,741	14,845
Revenue less pass-through costs[1]
North America[2]	3,837	4,394	4,556
United Kingdom	1,503	1,588	1,626
Western Continental Europe	2,143	2,375	2,411
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	2,693	3,002	3,267

Headline operating profit[1]
North America[2]	663	825	834
United Kingdom	164	237	215
Western Continental Europe	212	259	258
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	282	386	443
	1,321	1,707	1,750

Adjusting items within IFRS operating profit	(939)	(382)	(1,219)
Financing items	(290)	(330)	(255)
Earnings from associates	39	36	70
Reported profit before tax	131	1,031	346
Notes
[1]Interregional transactions have not been separately disclosed as they are not material
[2]North America includes the United States with revenue of £4,675 million (2024: £5,203 million, 2023: £5,187 million), revenue less pass-through costs of £3,612 million (2024: £4,115 million, 2023: £4,271 million) and headline operating profit of £616 million (2024: £766 million, 2023: £785 million)

	2025	2024
	£m	£m
Non-current assets[1]
North America[2]	4,094	4,736
United Kingdom	1,651	1,666
Western Continental Europe	2,398	2,512
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe[3]	2,393	2,607
	10,536	11,521
Notes
[1]Non-current assets excluding financial derivatives and deferred tax assets
[2]North America includes the United States with non-current assets of £3,808 million (2024: £4,427 million)
3An impairment charge of £72 million was recognised for land and freehold buildings in this geographical area, and within the Global Integrated Agencies operating segment, following a review of the Group's planned usage of its property portfolio. The recoverable amount was determined on a fair value less costs of disposal basis, supported by a third party expert who determined a market price, with reference to similar properties. The impairment charge is excluded from headline earnings. See note 3 to the consolidated financial statements for more details